Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Worldwide Digital Operations
Discontinued operation disclosures
Summarized results of operations

	Year Ended December 31,
	2011(1)	2012	2013
Total Revenues	$79,199	$—	$—

(Loss) Income Before Benefit for Income Taxes of Discontinued Operations	$(31,094)	$(75)	$(958)
(Benefit) Provision for Income Taxes	(13,744)	(505)	(429)

(Loss) Income from Discontinued Operations, Net of Tax	$(17,350)	$430	$(529)

Gain on Sale of Discontinued Operations	$243,861	$—	$—
Provision for Income Taxes	45,126	—	—

Gain on Sale of Discontinued Operations, Net of Tax	$198,735	$—	$—

Total Income (Loss) from Discontinued Operations and Sale, Net of Tax	$181,385	$430	$(529)

(1)
Includes the results of operations of our Digital Business through June 2, 2011, the date the Digital Sale was consummated.

New Zealand Operations
Discontinued operation disclosures
Summarized results of operations

	Year Ended December 31,
	2011(1)	2012	2013
Total Revenues	$6,489	$—	$—

Loss Before Benefit for Income Taxes of Discontinued Operations	$(4,726)	$(88)	$—
Benefit for Income Taxes	(7,883)	(34)	—

Income (Loss) from Discontinued Operations, Net of Tax	$3,157	$(54)	$—

Gain on Sale of Discontinued Operations	$1,884	$—	$—
Provision for Income Taxes	—	—	—

Gain on Sale of Discontinued Operations, Net of Tax	$1,884	$—	$—

Total Income (Loss) from Discontinued Operations and Sale, Net of Tax	$5,041	$(54)	$—

(1)
Includes the results of operations of New Zealand through October 3, 2011, the date the sale of our New Zealand operations was consummated.

Italian Operations
Discontinued operation disclosures
Summarized results of operations

	Year Ended December 31,
	2011	2012(1)	2013
Total Revenues	$15,353	$2,138	$—

(Loss) Income Before Benefit for Income Taxes of Discontinued Operations	$(35,350)	$(8,692)	$2,290
(Benefit) Provision for Income Taxes	(2,104)	(1,542)	930

(Loss) Income from Discontinued Operations, Net of Tax	$(33,246)	$(7,150)	$1,360

Loss on Sale of Discontinued Operations	$—	$(1,885)	$—
Provision for Income Taxes	—	—	—

Loss on Sale of Discontinued Operations, Net of Tax	$—	$(1,885)	$—

Total (Loss) Income from Discontinued Operations and Sale, Net of Tax	$(33,246)	$(9,035)	$1,360

(1)
Includes the results of operations of Italy through April 27, 2012, the date the sale of our Italian operations was consummated.